EATON VANCE FLORIDA INSURED MUNICIPALS FUND EATON VANCE HAWAII MUNICIPALS FUND EATON VANCE KANSAS MUNICIPALS FUND Supplement to Prospectus dated April 1, 2007

1. The following replaces the Annual Fund Operating Expenses table that appears under “Florida Insured Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	0.24%	0.24%	0.24%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.68%	0.68%	0.68%
Interest Expense	0.39%	0.39%	0.39%
Other Expenses (excluding Interest Expense)	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.12%	1.87%	1.87%

*	“Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

2. The following replaces the Annual Fund Operating Expenses table that appears under “Hawaii Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B

Management Fees	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.20%	0.95%
Other Expenses (total including Interest Expense)*	0.82%	0.82%
Interest Expense	0.35%	0.35%
Other Expenses (excluding Interest Expense)	0.47%	0.47%
Total Annual Fund Operating Expenses	1.17%	1.92%

*	“Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

3. The following replaces the Annual Fund Operating Expenses table that appears under “Kansas Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (total including Interest Expense)*	0.64%	0.64%	0.64%
Interest Expense	0.25%	0.25%	0.25%
Other Expenses (excluding Interest Expense)	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%

*	“Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objectives & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	TFC6/1PS

EATON VANCE HIGH YIELD MUNICIPALS FUND Supplement to Prospectus dated April 1, 2007

The following replaces the Annual Fund Operating Expenses table that appears under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C

Management Fees	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses (total including Interest Expense)*	0.63%	0.63%	0.63%
Interest Expense	0.52%	0.52%	0.52%
Other Expenses (excluding Interest Expense)	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.41%	2.16%	2.16%

*	“Other Expenses” includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amounts described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objective & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	HYPS

EATON VANCE HIGH YIELD MUNICIPALS FUND I Shares Supplement to Prospectus dated May 8, 2007

The following replaces the Annual Fund Operating Expenses table that appears under “Fund Fees and Expenses”:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I

Management Fees	0.53%
Distribution and Service (12b-1) Fees	n/a
Other Expenses (total including Interest Expense)*	0.63%
Interest Expense	0.52%
Other Expenses (excluding Interest Expense)	0.11%
Total Annual Fund Operating Expenses	1.16%

*	“Other Expenses” is estimated and includes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. Had this expense not been included, total “Other Expenses” would have been in the amount described in the table above as “Other Expenses (excluding Interest Expense)”. See “Investment Objective & Principal Policies and Risks” for a description of these transactions.

June 27, 2007	I-HYPS